CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents	R$ 4,070.6	R$ 4,393.8